Variable interest entity	9 Months Ended
Mar. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable interest entity

Note 5 – Variable interest entity

Effective February 15, 2022, upon acquisition of Anivia, the Company assumed the contractual arrangements between the WFOE and DHS through a variable interest operating entity structure. See Note 4 for details.

The Company did not provide financial or other support to the VIE for the periods presented where the Company was not otherwise contractually required to provide such support.

As of March 31, 2024 and June 30, 2023, there was no pledge or collateralization of the VIE assets that would be used to settle obligations of the VIE.

The carrying amounts of the assets, liabilities and the results of operations of the VIE included in the Company’s unaudited condensed consolidated balance sheets and statements of operations and comprehensive income after the elimination of intercompany balances and transactions with the VIE are as follows:

The carrying amount of the VIE’s assets and liabilities were as follows for the periods indicated:

	March 31, 2024	June 30, 2023
Cash in bank	$397,087	$341,774
Prepayments and other receivables	$181,380	$664,886
Rent deposit	$72,743	$81,624
Office equipment, net	$16,373	$33,774
Right of use – noncurrent	$485,118	$6,104
Deferred tax assets	$–	$64,510
Advance from shareholders	$85,581	$85,200
Accounts payable	$355,189	$6,278
Lease liability	$485,262	$4,758
Income tax payable	$277,921	$276,683
Other payables and accrued liabilities	$484,343	$344,735

The operating results of the VIE were as follows for the three and nine months ended March 31, 2024:

	Three Months	Nine Months
Revenue	$–	$–
Net income (loss) after elimination of intercompany transactions	$63,898	$(327,984)

The operating results of the VIE were as follows for the three and nine months ended March 31, 2023:

	Three Months	Nine Months
Revenue	$–	$–
Net income (loss) after elimination of intercompany transactions	$389,995	$1,301,559

For the three and nine months ended March 31, 2024, the VIE contributed approximately $1.6 million and $5.5 million of revenue and $0.1 million and $0.3 million of net loss before elimination, respectively. For the three and nine months ended March 31, 2023, the VIE contributed approximately $0.7 million and $5.0 million of revenue and $0.1 million and $0.7 million of net loss before elimination, respectively.